Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 07, 2017	May 05, 2017	Apr. 13, 2017	Dec. 19, 2017	May 16, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 07, 2017
Stockholders' Equity (Textual)
Stock-based compensation expense						$ 389,215	$ 309,702	$ 1,579,921	$ 353,120
Incremental modified compensation cost								$ 55,055
Aggregate purchase price				$ 1,000,000
Common stock, shares sold				200,000
Increase total number of shares of common stock authorized for issuance										25,000,000
Harrington [Member]
Stockholders' Equity (Textual)
Stock options, exercise price		$ 3.36
Stock option right to purchase		28,571
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Stock option transaction description			(i) a stock option representing the right to purchase 80,000 shares of common stock at an exercise price equal to $3.63 per share, with the shares underlying this stock option vesting 25% on the six month anniversary of the date of grant and the remaining three tranches vesting on each of the first, second and third anniversaries of the first vesting date, and (ii) a stock option representing the right to purchase 24,000 shares of common stock at an exercise price equal to $3.63 per share, with the shares underlying this stock option vesting based on the Company's achievement of certain performance goals related to its annual revenues. In addition, on April 13, 2017, the Company's Board of Directors awarded Jason Katz, Chief Operating Officer and Chairman of the Board of Directors, a stock option representing the right to purchase 70,000 shares of common stock at an exercise price equal to $3.63 per share, with (i) 17,500 of the underlying shares vesting based on the Company's achievement of certain performance goals related to its earnings before interest, tax, depreciation, and amortization and (ii) 52,500 of the underlying shares vesting based on the Company's achievement of certain performance goals related to its annual revenues.
Clifford Lerner [Member]
Stockholders' Equity (Textual)
Vesting shares of restricted stock	105,715
Maximum [Member]
Stockholders' Equity (Textual)
Options to purchase aggregate common stock exercise price, cancelled								$ 21.00
Options to purchase aggregate common stock exchanged exercise price per share								6.00
Minimum [Member]
Stockholders' Equity (Textual)
Options to purchase aggregate common stock exercise price, cancelled								4.55
Options to purchase aggregate common stock exchanged exercise price per share								$ 3.36
Stock Compensation Plan [Member]
Stockholders' Equity (Textual)
Number of shares issued under plan					1,300,000
Percentage of common stock delivered pursuant to incentive stock options					100.00%			100.00%
Number of stock available for future issuance						432,697		501,810
Terminated date of future awards						May 16, 2016		May 16, 2016
Restricted Stock [Member]
Stockholders' Equity (Textual)
Total unrecognized compensation expense						$ 1,112,243
Weighted average expected recognition period of unrecognized compensation expense						1 year 6 months		1 year 9 months 18 days
Stock-based compensation expense						$ 185,374	185,374
Vesting shares of restricted stock								43,405
Restricted Stock [Member] | Clifford Lerner [Member]
Stockholders' Equity (Textual)
Vesting shares of restricted stock	43,405
Stock Option [Member]
Stockholders' Equity (Textual)
Aggregate intrinsic value of stock options, outstanding						$ 2,458,362	61,478	$ 3,063,208
Aggregate intrinsic value of stock options, exercisable						920,452	35,154	1,175,244
Aggregate fair value of options granted						422,550	$ 206,064	1,740,578	$ 682,740
Total unrecognized compensation expense						$ 1,791,468		$ 1,581,586
Weighted average expected recognition period of unrecognized compensation expense						2 years 6 months		2 years 8 months 5 days
Stock-based compensation expense								$ 50,114
Options to purchase aggregate common stock shares, cancelled								77,312
Stock option transaction description						The options vest between one, three and four years and have a term of ten years.		The options vest between one and four years and have a term of ten years.
Aggregate purchase of common stock, shares						70,830		611,522
Stock Option [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Stock options, exercise price						$ 6.99
Stock Option [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Stock options, exercise price						$ 5.70
Stock Compensation Plan One [Member]
Stockholders' Equity (Textual)
Number of shares issued under plan						181,604		181,604
Restricted Stock One [Member]
Stockholders' Equity (Textual)
Total unrecognized compensation expense								$ 1,297,617